Term deposits (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Term Deposits
U.S. Treasury Bills	$ 7,032,907	$ 25,407,439
Certificates of deposit	$ 4,145,879	$ 3,953,776